UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

330 Madison Avenue, 10th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

Armen Arus

Transparent Value Trust

330 Madison Avenue, 10th Floor

New York, NY 10017

(Name and address of agent for service)

Copy to:

Timothy W. Levin

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Registrant’s Telephone Number, including Area Code: (212) 518-5344

Date of fiscal year end: December 31

Date of reporting period: May 6, 2014 - December 31, 2014

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders.

1	SHAREHOLDER LETTER

2	MANAGER COMMENTARY

3	DISCLOSURE OF FUND EXPENSES

4	SCHEDULE OF INVESTMENTS

5	STATEMENT OF ASSETS AND LIABILITIES

6	STATEMENT OF OPERATIONS

7	STATEMENT OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

10	NOTES TO FINANCIAL STATEMENTS

15	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

16	ADDITIONAL INFORMATION

Shareholder Letter
December 31, 2014 (Unaudited)

Dear Shareholder

We are pleased to provide you with information about Transparent Value Directional Allocation VI Portfolio (“the Portfolio”) for the period May 6, 2014 (inception) to December 31, 2014.

The U.S. economy continued to grow throughout the 12 months ended December 31, 2014, despite some seasonal volatility in September and October that caused spreads in leveraged credit to widen and upward momentum in U.S. stocks to deteriorate. By the end of October, the spread widening had reversed and equities regained their footing, with some key indices shooting to new highs. Markets similarly overcame a weather-related winter soft patch in the first quarter of 2014. The benchmark U.S. 10 year Treasury rate declined from 3.03% to 2.17% over the period, a positive stimulant to continued economic expansion.

U.S. growth appears to have decoupled from the rest of the world. The third quarter’s 5% U.S. GDP (Gross Domestic Product) growth—the fastest pace in 11 years—signals that the U.S. economy is doing very well. Deeming growth sustainable, the U.S. Federal Reserve (the “Fed”) formally ended its quantitative easing (“QE”)(1) program in October, and all eyes are now on economic data—primarily inflation and employment figures—that would prompt the Fed to raise rates in 2015. Slowing global growth has translated into expectations of weaker demand for oil in an already oversupplied market, which contributed to oil’s 49% decline in the second half of the year, with West Texas Intermediate ending the year at a five-year low of $53 a barrel.

The bright side to declining energy prices is that it leaves more money for consumers to spend on other goods. Data are already confirming this, as American consumer confidence reached new post-recession highs, and fourth quarter retail spending posted solid gains. Overall, this should be positive for consumer-related companies with primarily domestic operations.

The U.S. added 246,000 jobs per month on average in 2014. Employment levels are transitioning from the recovery phase to the expansion phase, which typically coincides with accelerating economic activity. The downward trend in labor force participation has begun to flatten and, as fewer people leave the workforce, the rapid decline in the nation’s unemployment rate could begin to slow. Until unemployment falls below the natural rate of unemployment, it’s unlikely that the U.S. economy will experience the kind of meaningful wage pressure that would spur action by the Fed. An improving labor market, subdued mortgage rates, and tight housing inventory all point to a rebound in the housing market.

The battle against deflation in Europe forced the European Central Bank (“ECB”) to announce its own form of QE via purchases of asset-backed securities (“ABS”) and covered bonds. The consensus appears to be that in its current form, the program is insufficient to avert a slowdown. The next step for the ECB may be to buy sovereign bonds, which the ECB will decide on in the coming months. The only notable positive for Europe over the past year has been the devaluation of the euro, which fell by 13% against the U.S. dollar between May and December. A weaker euro makes exports more competitive, but still will not be enough to boost inflation in the region.

While markets were already anxious over Europe’s struggles and the potential impact of a stronger dollar on U.S. company earnings, Japan relapsed into recession. This drove the Bank of Japan to announce it would expand its asset purchase program in 2015. China also faces slowing growth as financing costs remain high for smaller companies, forcing the People’s Bank of China to cut benchmark interest rates for the first time since July 2012.

From an investment standpoint, U.S. assets continue to look attractive. With global central banks easing or engaging in their form of QE, global yields remain anchored and are driving investors into U.S. markets. But we are wary of the potential for a setback in U.S. equities as certain factors, such as oil prices and currency fluctuations, drive markets to aggressively discount valuations for some sectors more than others.

We thank you for investing with Transparent Value and look forward to serving your investment needs.

Sincerely.

Armen Arus

President

(1)

Quantitative Easing - An unconventional monetary policy in which a central bank purchases government securities or other securities from the market in order to lower interest rates and increase the money supply.

Annual Report | December 31, 2014	1

Manager Commentary
December 31, 2014 (Unaudited)

Transparent Value Directional Allocation VI Portfolio - Class III returned 1.70 % over the period ending December 31, 2014. This period represents less than one year as the Portfolio’s inception was May 6, 2014. This represents underperformance of -9.82% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS As a percentage of Net Assets as of December 31, 2014
Consumer Discretionary	24.13%
Energy	22.71%
Information Technology	20.23%
Industrials	13.15%
Health Care	6.39%
Financials	3.17%
Materials	2.86%
Consumer Staples	1.82%
Exchange Traded Funds	3.75%
Other Assets in Excess of Liabilities	1.79%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	6 Month	Since Inception**
Transparent Value Directional Allocation VI Portfolio - Class I	-1.36%	-1.26%	-3.43%	1.50%
Transparent Value Directional Allocation VI Portfolio - Class II	-1.46%	-1.36%	-3.43%	1.50%
Transparent Value Directional Allocation VI Portfolio - Class III	-1.36%	-1.26%	-3.33%	1.70%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio recently commenced operations and has limited operating history. The Portfolio seeks to track a quantitative strategy index. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750 companies.

It is not possible to invest directly in an Index.

** Portfolio Inception Date: May 6, 2014

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Disclosure of Fund Expenses
December 31, 2014 (Unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder service fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2014 through December 31, 2014.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. If transactional costs were included, your costs would have been higher.

	Net Expense Ratio(a)	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expense Paid During Period July 1, 2014 to December 31, 2014(b)

Transparent Value Directional Allocation VI Portfolio
Class I
Actual	1.38%	$1,000.00	$965.70	$6.84
Hypothetical (5% return before expenses)	1.38%	$1,000.00	$1,018.25	$7.02
Class II
Actual	1.63%	$1,000.00	$965.70	$8.08
Hypothetical (5% return before expenses)	1.63%	$1,000.00	$1,016.99	$8.29
Class III
Actual	1.13%	$1,000.00	$966.70	$5.60
Hypothetical (5% return before expenses)	1.13%	$1,000.00	$1,019.51	$5.75

(a)	Annualized, based on the Portfolio’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 365.

Annual Report | December 31, 2014	3

Schedule of Investments
December 31, 2014

	Shares	Value
COMMON STOCKS 94.46%
Consumer Discretionary 24.13%
Autoliv, Inc.	1,957	$207,677
AutoZone, Inc.(a)	327	202,449
DIRECTV(a)	2,219	192,387
Foot Locker, Inc.	3,386	190,225
Lennar Corp. - Class A	8,513	381,468
Michael Kors Holdings, Ltd.(a)	4,571	343,282
O’Reilly Automotive, Inc.(a)	1,226	236,152
Signet Jewelers, Ltd.	1,150	151,306
Toll Brothers, Inc.(a)	8,908	305,277
TRW Automotive Holdings Corp.(a)	2,393	246,120
Williams-Sonoma, Inc.	4,744	359,025

		2,815,368

Consumer Staples 1.82%
CVS Health Corp.	2,204	212,267

Energy 22.71%
Cameron International Corp.(a)	4,268	213,187
Chesapeake Energy Corp.	11,114	217,501
Devon Energy Corp.	2,566	157,065
Ensco PLC - Class A	5,136	153,823
EOG Resources, Inc.	2,982	274,553
EQT Corp.	2,027	153,444
FMC Technologies, Inc.(a)	4,243	198,742
Hess Corp.	2,263	167,055
Kinder Morgan, Inc.	6,457	273,196
Noble Corp. PLC	9,476	157,017
Oceaneering International, Inc.	3,694	217,244
Schlumberger, Ltd.	1,955	166,977
Valero Energy Corp.	6,040	298,979

		2,648,783

Financials 3.17%
BB&T Corp.	4,235	164,699
Capital One Financial Corp.	2,488	205,385

		370,084

Health Care 6.39%
Edwards Lifesciences Corp.(a)	2,045	260,492
Sirona Dental Systems, Inc.(a)	2,635	230,220
UnitedHealth Group, Inc.	2,521	254,848

		745,560

Industrials 13.15%
B/E Aerospace, Inc.(a)	5,333	309,420
Cintas Corp.	2,524	197,983
Genesee & Wyoming, Inc. - Class A(a)	2,723	244,852
Quanta Services, Inc.(a)	4,114	116,796
Snap-on, Inc.	1,473	201,418
Stanley Black & Decker, Inc.	2,531	243,179
TransDigm Group, Inc.	1,120	219,912

		1,533,560

Information Technology 20.23%
Amphenol Corp. - Class A	4,842	260,548

	Shares	Value
Information Technology (continued)
Cadence Design Systems, Inc.(a)	9,376	$177,863
eBay, Inc.(a)	6,010	337,282
EMC Corp.	4,587	136,417
Equinix, Inc.	865	196,121
Global Payments, Inc.	3,578	288,852
IAC/InterActiveCorp	2,099	127,598
Marvell Technology Group, Ltd.	16,609	240,831
QUALCOMM, Inc.	3,358	249,600
Twitter, Inc.(a)	2,235	80,169
VeriSign, Inc.(a)	4,647	264,879

		2,360,160

Materials 2.86%
Martin Marietta Materials, Inc.	1,857	204,864
Monsanto Co.	1,078	128,789

		333,653

TOTAL COMMON STOCKS (Cost $11,217,977)		11,019,435

EXCHANGE TRADED FUNDS 3.75% SPDR® S&P 500® ETF Trust	2,130	437,715

TOTAL EXCHANGE TRADED FUNDS (Cost $443,777)		437,715

Total Investments - 98.21% (Cost $11,661,754)		11,457,150

Other Assets in Excess of Liabilities - 1.79%		208,498

NET ASSETS - 100.00%		$11,665,648

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

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Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Investment securities, at cost	$11,661,754
Investment securities, at value	$11,457,150
Cash	486,568
Dividends receivable	2,844
Receivable due from Adviser	6,083
Other assets	1,316
Total Assets	11,953,961
LIABILITIES:
Payable for capital shares redeemed	367
Payable for securities purchased	235,295
Accrued expenses:
Payable for investment adviser fees	2,915
Payable for administration fees	618
Payable for distribution and services fees	4,961
Payable for trustees’ fees	3,750
Payable for Chief Compliance Officer fees	1,115
Accrued expenses and other payables	39,292
Total Liabilities	288,313
Net Assets	$11,665,648

NET ASSETS CONSIST OF:
Paid-in capital	$11,950,589
Accumulated net realized loss on investments	(80,337)
Net unrealized depreciation on investments	(204,604)
Net Assets	$11,665,648

PRICING OF CLASS I SHARES:
Net assets	$40,055
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	3,948
Net assets value, offering and redemption price per share	$10.15

PRICING OF CLASS II SHARES:
Net assets	$11,381,587
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	1,120,821
Net assets value, offering and redemption price per share	$10.15

PRICING OF CLASS III SHARES:
Net assets	$244,006
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	24,000
Net assets value, offering and redemption price per share	$10.17

See Notes to Financial Statements.
Annual Report | December 31, 2014	5

Statement of Operations
For the Period May 6, 2014 (Inception) to December 31, 2014

INVESTMENT INCOME:

Dividends	$14,360
Total Investment Income	14,360

EXPENSES:

Investment Adviser fees	15,264
Distribution and service fees:
Class I	27
Class II	6,492
Administration fees	2,071
Interest Expense	467
Custody fees	4,985
Audit and Tax fees	26,302
Legal fees	22,627
Transfer agency fees	18,027
Trustee fees	14,535
Registration fees	1,746
Printing fees	3,864
Chief Compliance Officer fees	8,701
Other expenses	1,892
Total Expenses Before Waivers and/or Reimbursements	127,000
Less fees waived and/or reimbursed by Adviser (Note 6):
Class I	(1,304)
Class II	(90,082)
Class III	(10,300)
Net Expenses	25,314
Net Investment Loss	(10,954)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized loss investments	(74,164)
Net change in unrealized depreciation on investments	(204,604)
Net Realized and Unrealized Loss on Investments	(278,768)
Net Decrease in Net Assets Resulting from Operations	$(289,722)

See Notes to Financial Statements.
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Statement of Changes in Net Assets

For the Period May 6, 2014 (Inception) to December 31, 2014
FROM OPERATIONS:
Net investment loss	$(10,954)
Net realized loss on investments	(74,164)
Net change in unrealized depreciation on investments	(204,604)
Net Decrease in net assets resulting from operations	(289,722)

FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares:
Proceeds from shares sold	91,602
Payments for shares redeemed	(49,106)
Net increase in net assets from Class I capital share transactions	42,496
Class II Shares:
Proceeds from shares sold	13,864,497
Payments for shares redeemed	(2,191,623)
Net increase in net assets from Class II capital share transactions	11,672,874
Class III Shares:
Proceeds from shares sold	240,000
Net increase in net assets from Class III capital share transactions	240,000
Total Increase in Net Assets	11,665,648

NET ASSETS:
Beginning of period (Note 1)	–
End of period	$11,665,648
Accumulated Net Investment Loss	$(10,954)

See Notes to Financial Statements.
Annual Report | December 31, 2014	7

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net Investment Loss(a)	Net realized and unrealized gain on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions
Transparent Value Directional Allocation VI Portfolio

Class I
12/31/2014(b)	$10.00	(0.03)	0.18	0.15	–	–	–
Class II
12/31/2014(b)	$10.00	(0.05)	0.20	0.15	–	–	–
Class III
12/31/2014(b)	$10.00	(0.02)	0.19	0.17	–	–	–

(a)	Per share numbers have been calculated using the average share method.
(b)	Period May 6, 2014 (Inception Date) through December 31, 2014.
(c)	Not Annualized.
(d)	Amounts include the effect of the interest expense associated with the Fund’s Line of Credit.
(e)	Annualized.

See Notes to Financial Statements.
8	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented.

Net Asset Value End of Period	Total return		Net assets, end of period (000)	Ratio of expenses before waivers/reimbursements to average net assets		Ratio of expenses after waivers/reimbursements to average net assets		Ratio of net investment loss to average net assets		Portfolio turnover rate

$ 10.15	1.50	%(c)	$40	7.63	%(d)(e)	1.38	%(d)(e)	(0.46	%)(e)	206	%(c)

$ 10.15	1.50	%(c)	$11,382	7.96	%(d)(e)	1.63	%(d)(e)	(0.74	%)(e)	206	%(c)

$ 10.17	1.70	%(c)	$244	7.50	%(d)(e)	1.13	%(d)(e)	(0.25	%)(e)	206	%(c)

Annual Report | December 31, 2014	9

Notes to Financial Statements
December 31, 2014

1. ORGANIZATION

Transparent Value Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware statutory trust by an Agreement and Declaration of Trust (the “Declaration of Trust”) dated June 8, 2009. As of December 31, 2014, the Trust offered 11 registered funds (“Series”). The financial statements and financial highlights herein relate to Transparent Value Directional Allocation VI Portfolio (the “Portfolio”). The Portfolio commenced operations on May 6, 2014.

The Portfolio’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Transparent Value Directional Allocation IndexSM (the “Allocation Index” or “Index”).

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. The Portfolio offers Class I, Class II and Class III shares. Class I, Class II and Class III shares are sold without a sales load. Class I shares bear fees to pay for non-distribution related services provided to shareholders (“Service Fees”). Class II shares bear Service Fees as well as fees for distribution, servicing and marketing of such shares pursuant to a Distribution Plan (“12b-1 Fees”). Class III shares are offered without Service Fees or 12b-1 Fees. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses as noted and exclusive rights to vote on matters affecting only individual classes.

Shares of the Portfolio are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Portfolio is considered an investment company for financial reporting purposes under GAAP.

A) Net Asset Value: The net asset values (“NAVs”) of the Portfolio’s share classes (Class I, Class II and Class III) are computed based upon the value of the securities and other assets and liabilities held by the Portfolio. NAVs are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on

NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of a security as of the Portfolio’s pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At December 31, 2014, none of the Portfolio’s assets were fair valued pursuant to the Board approved fair valuation policies.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Net realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates are appropriate; however, actual results may differ from those estimates.

E) Distributions to Shareholders: The Portfolio intends to annually distribute to shareholders all of their net income and/or capital gains. Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

The Portfolio recharacterizes distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or

10	www.transparentvalue.com

Notes to Financial Statements
December 31, 2014

additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Portfolio records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Schedule of Investments. These recharacterizations are reflected in the accompanying financial statements.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Portfolio uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the fair value of the Portfolio’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including a Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques used by the Portfolio to measure fair value during the period ended December 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Portfolio’s investments carried at fair value:

Transparent Value Directional Allocation VI Portfolio

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$11,019,435	$–	$–	$11,019,435
Exchange Traded Funds	437,715	–	–	437,715
TOTAL	$11,457,150	$–	$–	$11,457,150

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

It is the Portfolio’s policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period.

For the period ended December 31, 2014, the Portfolio did not have any unobservable inputs (Level 3) used in determining fair value.

4. INCOME TAX

The Portfolio’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Portfolio has qualified and intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, for federal income tax purposes and to distribute substantially all net investment income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Management has reviewed the Portfolio’s tax positions and concluded that the Portfolio has no material uncertain tax position at December 31, 2014. As of and during the period ended December 31, 2014, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio will file U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. The Portfolio’s inception date was May 6, 2014, therefore no tax returns have been filed.

Annual Report | December 31, 2014	11

Notes to Financial Statements
December 31, 2014

Net unrealized appreciation (depreciation) of investments based on federal tax cost as of December 31, 2014, were as follows:

Transparent Value Directional Allocation VI Portfolio

Gross appreciation on investments (excess of value over tax cost)	$157,667
Gross depreciation on investments (excess of tax cost over value)	(376,867)
Net unrealized depreciation	$(219,200)
Cost of investments for income tax purposes	$11,676,350

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales.

As of December 31, 2014, the most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Transparent Value Directional Allocation VI Portfolio

Undistributed net investment income	$–
Accumulated net realized loss	(65,741)
Net unrealized depreciation on investments	(219,200)
Total	$(284,941)

The Portfolio did not make any distributions during the fiscal year.

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets under accounting principles generally accepted in the United States. Accordingly, for the period ended December 31, 2014, certain differences were reclassified as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain(Loss) on Investments	Paid-in Capital
Transparent Value Directional Allocation VI Portfolio	$10,954	$(6,173)	$(4,781)

These differences were primarily due to the differing tax treatment of net operating loss offset.

Included in the amounts reclassified was a net operating loss offset to Paid-in Capital of $4,176.

During the year ended December 31, 2014, the Transparent Value Directional Allocation VI Portfolio did not generate any capital loss carry forwards.

The Portfolio elects to defer to the period ending December 31, 2015, all post-October capital losses recognized during the period November 1, 2014 through December 31, 2014 in the amount of $65,741.

5. INVESTMENT TRANSACTIONS

For the period ended December 31, 2014, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government securities.

Transparent Value Directional Allocation VI Portfolio
Purchases	$18,512,368
Sales	6,776,429

6. INVESTMENT ADVISORY AND OTHER RELATED

PARTY TRANSACTIONS

The investment adviser to the Portfolio is Guggenheim Partners Investment Management, LLC (the “Adviser”), and the sub-adviser is Transparent Value Advisors, LLC (the “Sub-Adviser”). The Adviser, a Delaware limited liability company formed in 2005, is a diversified financial services firm with a sophisticated array of wealth and investment management services. Guggenheim Capital, LLC is the sole owner of the Adviser through Guggenheim Manager, Inc., Guggenheim Partners, LLC and GPIM Holdings, LLC. The Sub-Adviser, a Delaware limited liability company formed in 2006, selected and developed the Portfolio’s investment strategies and analyzes the Portfolio’s performance and adherence to such strategies. The Sub-Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC.

Investment Advisory Agreement: The Trust and the Adviser have entered into an investment advisory agreement dated March 15, 2010, as amended (the “Advisory Agreement”), with respect to the Portfolio. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for the Portfolio, and manages the investment portfolios and business affairs of the Portfolio, subject to the supervision of, and policies established by, the Trustees of the Trust. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the average daily net assets of the Portfolio.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (“Excluded Expenses”)) from exceeding 1.35%, 1.60% and 1.10% of the average daily net assets of the Class I, Class II, and Class III Shares, respectively, of the Portfolio until January 31, 2016. If, at any point, Total Annual Portfolio Operating Expenses (not including Excluded Expenses) are below the contractual caps, the Adviser is entitled to be reimbursed by the Portfolio in an amount equal to the difference between the Total Annual Portfolio Operating Expenses (not including Excluded Expenses) and the contractual caps to recapture all or a portion of

12	www.transparentvalue.com

Notes to Financial Statements
December 31, 2014

its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. No reimbursement shall be paid to the Adviser with respect to the Portfolio until reported to the Board. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon no more than sixty (60) days’ nor less than thirty (30) days’ prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period. Amounts waived/or reimbursed by the Adviser are disclosed in the Statement of Operations.

As of December 31, 2014, the balances of recoupable expenses for the Portfolio were as follows:

Expires
2017
Transparent Value Directional Allocation VI Portfolio
Class I	$1,304
Class II	90,082
Class III	10,300

Sub-Advisory Agreement: The Sub-Adviser and the Adviser have entered into an investment sub-advisory agreement dated March 15, 2010, as amended (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser performs portfolio management and related services for the Portfolio and Adviser. For its services under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee, which is calculated daily and paid monthly, by the Adviser, out of the advisory fees it receives from the Portfolio, at an annual rate of 0.95% based on the average daily net assets of the Portfolio.

Certain officers of the Portfolio are also officers and indirect owners of the Sub-Adviser.

ALPS Distributors, Inc. (the “Distributor” or “ADI”) serves as the Portfolio’s distributor. The Distributor acts as the principal underwriter for the Trust’s shares.

Distribution Plan: The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) which provides that Class II Shares of the Portfolio pay the Distributor an annual fee of up to a maximum of 0.25%, of the average daily net assets of the Class II shares. Under the Plan, the Distributor may use the fee to make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance and the provision of shareholder services.

Shareholder Servicing Plan: The Portfolio has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee equal to an annual rate of up to 0.25% of the average daily net assets of the Portfolio’s Class I and Class II Shares will be paid to other service providers. Under the Service Plan, service providers may perform, or may compensate other service providers for performing, certain shareholder and administrative services.

An employee of ADI serves as the Portfolio’s Chief Compliance Officer. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

ALPS Fund Services, Inc. serves as the Portfolio’s administrator and as the Portfolio’s transfer agent and dividend paying agent. The Bank of New York Mellon is the Portfolio’s custodian.

7. LINE OF CREDIT

The Trust has a $25,000,000 Line of Credit (the “Line”), which is uncommitted, with The Bank of New York Mellon. The Line covers the Portfolio and the other series of the Trust. The Line is for temporary or emergency purposes such as to provide liquidity for shareholder redemptions. The Portfolio incurs interest expense to the extent of amounts drawn (borrowed) under the Line. Interest is based on the higher of the federal funds rate, one-month LIBOR or an overnight Eurodollar Rate, as stated in the terms of the agreement, in effect at the time of borrowing, plus a margin. As of December 31, 2014, The Portfolio had no outstanding amount on the Line.

The allocated amount for the Portfolio is referenced in the Statements of Operations under “Interest Expense” and the effect on the expense ratio is footnoted in the Financial Highlights.

		Average
	Average	Outstanding
	Interest Rate	Line of Credit*
Transparent Value Directional Allocation VI Portfolio	1.656%	$1,365,063

*	The Average Outstanding Line of Credit is based on the number of days the Line was outstanding during the period.

Annual Report | December 31, 2014	13

Notes to Financial Statements
December 31, 2014

8. SHARES OF BENEFICIAL INTEREST

At December 31, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with no par value per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Transactions of Shares were as follows:

For the Period May 6, 2014
(Inception) to December 31,
2014
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Directional Allocation VI Portfolio
Class I:
Beginning of period	–
Shares sold	8,830
Shares issued in reinvestment of distributions to shareholders	–
Shares redeemed	(4,882)
Net increase in shares outstanding	3,948
Shares outstanding, end of period	3,948
Class II:
Beginning of period	–
Shares sold	1,333,301
Shares issued in reinvestment of distributions to shareholders	–
Shares redeemed	(212,480)
Net increase in shares outstanding	1,120,821
Shares outstanding, end of period	1,120,821
Class III:
Beginning of period	–
Shares sold	24,000
Shares issued in reinvestment of distributions to shareholders	–
Shares redeemed	–
Net increase in shares outstanding	24,000
Shares outstanding, end of period	24,000

9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of the Portfolio creates a presumption of control of the Portfolio, under section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2014, the following entities owned, of record or beneficially, 25% or greater of a share class of the Portfolio’s outstanding shares:

Portfolio	Class	Name	Percentage

Transparent Value Directional Allocation VI Portfolio	Class I	Lincoln National Life Insurance	87.33%

Transparent Value Directional Allocation VI Portfolio	Class II	Lincoln National Life Insurance	97.38%

Transparent Value Directional Allocation VI Portfolio	Class III	GPIM Holdings LLC	100%

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, in the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Portfolio’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Portfolio cannot be determined and the Portfolio has no historical basis for predicting the likelihood of any such claims. However, since their commencement of operations, the Portfolio has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote. Further, certain of the Trust’s contracts with service providers contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is also unknown since the amount of any future claims that may be made against the Portfolio cannot be determined and the Portfolio has no historical basis for predicting the likelihood of any such claims.

14	www.transparentvalue.com

Report of Independent Registered Public Accounting Firm
December 31, 2014

The Board of Trustees and Shareholders

Transparent Value Trust:

We have audited the accompanying statement of assets and liabilities of Transparent Value Trust, comprised of the Transparent Value Directional Allocation VI Portfolio (the Portfolio), including the schedule of investments, as of December 31, 2014, and the related statement of operations, statement of changes in net assets and the financial highlights for the period May 6, 2014 (Inception) to December 31, 2014. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with custodians and brokers, or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio as of December 31 2014, the results of its operations, the changes in its net assets and the financial highlights for the period specified in the first paragraph, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois

February 20, 2015

Annual Report | December 31, 2014	15

Additional Information
December 31, 2014 (Unaudited)

1. COMPENSATION OF TRUSTEES

Each Independent Trustee is paid $50,000 per annum for their services to the Trust for attendance at regularly scheduled quarterly meetings of the Board (including any scheduled meetings of the Trust’s audit committee or nominating committee), plus an additional $1,000 and $2,500 per special meeting attended telephonically and in-person, respectively. Each Trustee is also reimbursed for any out-of-pocket and travel expenses incurred in connection with their attendance at meetings of the Board.

2. PROXY VOTING

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request, by calling the Portfolio toll-free at 1-888-727-6885 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov.

3. PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available on the SEC website at http://www.sec.gov. The Portfolio’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4. TRUSTEES AND OFFICERS OF THE TRUST

Members of the Board. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations and other directorships held for the last five years of each of the persons currently serving as a Trustee of the Trust. Independent Trustees are those Trustees who are not “interested persons” of the Trust as such term is defined in the 1940 Act. Unless otherwise noted, the business address of each Trustee is 330 Madison Ave., 10th Floor, New York, New York 10017. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-888-727-6885.

Name and Age	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years	Other Directorships Held
Interested Trustees

Farhan Sharaff* 64	Trustee Since December 2009

Senior Managing Director of Guggenheim Investment Management, LLC and Chief Investment Officer of Transparent Value Advisors, LLC since 2009. Equities Chief Investment Officer of Guggenheim Partners Investment Management, LLC since 2009. Partner and CIO, MJX Capital Advisors LLC, from 2005 to 2009.

Director of Guggenheim Global Investments PLC.
Independent Trustees

John Masterson 55	Trustee, Chairman of the Nominating Committee Since December 2009	Retired.	Independent Trustee of Northern Trust Funds-NT Alpha Strategies and NT Long/Short Fund. Director of Bogota Savings Bank. Independent Trustee Susa Registered Fund, L.L.C.

Robert J. Casale 76	Chairman of the Board of Trustees Since December 2009	Retired. Chairman and CEO, The BISYS Group from 2006 to 2007.	Director of Northeast Securities, Inc. (2002 – 2013).

Dennis A. Cullen 66	Trustee, Chairman of the Audit Committee Since December 2009	Retired. Managing Partner, Chicago Asset Funding LLC 2008 to 2011.	Director of Heritage Life Insurance Company, Equitrust Life Insurance Company.

*

Denotes Trustees who may be deemed to be “interested” persons of the Portfolio as that term is defined in the 1940 Act by virtue of their affiliation with the Adviser, Sub-Adviser, Distributor and/or their affiliates.

16	www.transparentvalue.com

Additional Information
December 31, 2014 (Unaudited)

Trust Officers. Set forth below are the names, ages, positions with the Trust, length of term of office and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. The business address of Messrs. Uhl and Greenly and Ms. Koehler is 1290 Broadway, Suite 1100, Denver, CO 80203. The business address of Messrs. Arus, Kemp and Khayutin is 330 Madison Ave., 10th Floor, New York, New York 10017.

Name and Age	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years

Armen Arus 42	President Since February 2010

Co-Chief Executive Officer and Chief Operating Officer of Transparent Value, LLC since 2003. Managing Director of Guggenheim Partners Investment Management, LLC since 2009. Co-CEO, Guggenheim Transparent Value, LLC since 2009.

Ted Uhl 40	Chief Compliance Officer Since October 2010	Deputy Chief Compliance Officer of ALPS Fund Services, Inc. (“ALPS”) since June 2010. Senior Risk Manager of ALPS from 2006 until June 2010.

Keith D. Kemp 54	Treasurer Since February 2010

Director of Transparent Value, LLC since 2010; Director of Guggenheim Partners Investment Management LLC since 2010; Chief Operating Officer of Macquarie Capital Investment Management from 2007 to 2009.

Pete Greenly 46	Assistant Treasurer Since September 2012

Fund Controller, ALPS Fund Services, Inc. since June 2011; Manager of Valuations with Great West Life and Annuity from 2011 to 2012; Supervisor of Fund Accounting at Janus Capital from February 2011 to November 2011; Project Manager at Old Mutual Capital from 2007 - 2010.

Megan Hadley Koehler 36	Secretary Since September 2014	Senior Counsel and Vice President, ALPS Fund Services, Inc. since August 2014; Associate Counsel, Atlantic Fund Services, from 2008 to 2014.

Gennadiy Khayutin 39	Assistant Secretary Since May 2014	Managing Director of Transparent Value, LLC and Managing Director of Guggenheim Partners Investment Management, LLC since 2009.

Annual Report | December 31, 2014	17

Must be accompanied or preceded by a Prospectus.

Distributor: ALPS Distributors, Inc. for the Transparent Value Mutual Funds.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, Transparent Value Trust (the “registrant”) has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. During the period covered by this report, there were no material changes made to provisions of the registrant’s code of ethics, nor were there any waivers granted from a provision of its code of ethics. A copy of the registrant’s code of ethics is filed with this N-CSR under Item 12(a)(1).

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that there is no “audit committee financial expert” serving on its Audit Committee. In this regard, the Board also determined that having such a person serve on its Audit Committee was unnecessary in light of the structure of the registrant’s operations and the broad range of experience and expertise in financial matters possessed by the members of the Audit Committee in the aggregate, even though no such member was individually considered to have been an audit committee financial expert under the relatively narrow definition of such term.

Item 4.  Principal Accountant Fees and Services.

(a)

Audit Fees: For the registrant’s fiscal period May 6, 2014 to December 31, 2014, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements was $196,000.

(b)

Audit-Related Fees: For the registrant’s fiscal period May 6, 2014 to December 31, 2014, no fees were billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)

Tax Fees: For the registrant’s fiscal period May 6, 2014 to December 31, 2014, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning was $47,750.

(d)	All Other Fees: For the registrant’s fiscal period May 6, 2014 to December 31, 2014, the aggregate of all other fees were $0.

(e)(1)

Audit Committee Pre-Approval Policies and Procedures: All requests or applications for services to be provided by the principal accountant shall be submitted to the Chief Financial Officer (the “CFO”) of the registrant and must include a detailed description of the services proposed to be rendered. The registrant’s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general preapproval of the Audit Committee or (3) have been previously pre-approved in connection with the principal accountant’s annual engagement letter for the applicable year or otherwise. Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the principal accountant.

All services shall be provided by the principal accountant pursuant to an engagement letter with the registrant.

2

(e)(2)	No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Not applicable.

(h)	Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management –End Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment
Companies and Affiliated Purchases.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

3

Item 12.  Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, President

Date:	March 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, President

Date:	March 9, 2015

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	March 9, 2015

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